Other information about investments - Subsidiaries - Exploration & Production (Details) - Exploration & Production	12 Months Ended
Dec. 31, 2025
Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni Marine Services SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Eni Mediterranea Idrocarburi SpA
Registered office	Gela (CL)
Country of operation	Italy
% Equity ratio	100.00%
Italy | Subsidiaries Two [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni Mozambico SpA
Registered office	San Donato Milanese (MI)
Country of operation	Mozambique
% Equity ratio	100.00%
Italy | Subsidiaries Three [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Eni Natural Energies Mozambico Srl
Registered office	San Donato Milanese (MI)
Country of operation	Mozambique
% Equity ratio	100.00%
Italy | Subsidiaries Four [Member] | Eni Natural Energies SpA [Member]
Subsidiaries
% Ownership	100.00%
Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	Eni Natural Energies SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Italy | Subsidiaries Five [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	EniProgetti SpA
Registered office	Venezia Marghera (VE)
Country of operation	Italy
% Equity ratio	100.00%
Italy | Subsidiaries Six [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	Eni Trade & Biofuels SpA
Registered office	Rome
Country of operation	Italy
% Equity ratio	100.00%
Italy | Subsidiaries Seven [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	Floaters SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Italy | Subsidiaries Eight [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	Società Petrolifera Italiana SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	99.96%
Italy | Subsidiaries Nine [Member] | ENI SpA
Subsidiaries
% Ownership	99.96%
Italy | Subsidiaries Nine [Member] | Third parties
Subsidiaries
% Ownership	0.04%
Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Agip Caspian Sea BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kazakhstan
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ten [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Agip Energy and Natural Resources (Nigeria) Ltd
Registered office	Abuja (Nigeria)
Country of operation	Nigeria
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eleven [Member] | Eni International BV
Subsidiaries
% Ownership	95.00%
Foreign (outside Italy) | Subsidiaries Eleven [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	5.00%
Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Agip Karachaganak BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kazakhstan
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twelve [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Burren Energy (Bermuda) Ltd
Registered office	Hamilton (Bermuda)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Burren Energy Plc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Burren Energy Congo Ltd
Registered office	Road Town (British Virgin Islands)
Country of operation	Republic of the Congo
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fourteen [Member] | Burren En.(Berm) Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Burren Energy India Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Burren Energy Plc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Burren Energy Plc
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Eni UK Holding Plc
Subsidiaries
% Ownership	99.99%
Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Eni Abu Dhabi BV
Registered office	Amsterdam (Netherlands)
Country of operation	United Arab Emirates
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Eni Albania BV
Registered office	Amsterdam (Netherlands)
Country of operation	Albania
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighteen [Member] | Eni Netherlands Hold. BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Eni Algeria Exploration BV
Registered office	Amsterdam (Netherlands)
Country of operation	Algeria
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Eni Algeria Production BV
Registered office	Amsterdam (Netherlands)
Country of operation	Algeria
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twenty [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Eni Ambalat Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twenty One [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Eni America Ltd
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Two [Member] | Eni UHL Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	Eni Argentina Exploración y Explotación SA
Registered office	Buenos Aires (Argentina)
Country of operation	Argentina
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Eni International BV
Subsidiaries
% Ownership	95.00%
Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	5.00%
Foreign (outside Italy) | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Eni Arguni I Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Eni Australia BV
Registered office	Amsterdam (Netherlands)
Country of operation	Australia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Six [Member]
Subsidiaries
Company name	Eni Australia Ltd
Registered office	London (United Kingdom)
Country of operation	Australia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Six [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Seven [Member]
Subsidiaries
Company name	Eni BB Petroleum Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Seven [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Eight [Member]
Subsidiaries
Company name	Eni BTC Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Nine [Member]
Subsidiaries
Company name	Eni Bukat Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Twenty Nine [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Eni Canada Holding Ltd
Registered office	Calgary (Canada)
Country of operation	Canada
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirty [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirty One [Member]
Subsidiaries
Company name	Eni China BV
Registered office	Amsterdam (Netherlands)
Country of operation	China
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirty One [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Two [Member]
Subsidiaries
Company name	Eni Congo SAU
Registered office	Pointe-Noire (Republicof the Congo)
Country of operation	Republic of the Congo
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Two [Member] | Eni E&P Holding BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Three [Member]
Subsidiaries
Company name	Eni Côte d'Ivoire Ltd
Registered office	London (United Kingdom)
Country of operation	Ivory Coast
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Three [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Four [Member]
Subsidiaries
Company name	Eni Cyprus Ltd
Registered office	Nicosia (Cyprus)
Country of operation	Cyprus
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Five [Member]
Subsidiaries
Company name	Eni East Ganal Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Six [Member]
Subsidiaries
Company name	Eni East Med BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Seven [Member]
Subsidiaries
Company name	Eni East Sepinggan Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Seven [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Eight [Member]
Subsidiaries
Company name	Eni Energy Alam El Shawish BV
Registered office	The Hague (Netherlands)
Country of operation	Egypt
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Eight [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Nine [Member]
Subsidiaries
Company name	Eni Energy Arguni I BV
Registered office	The Hague (Netherlands)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Thirty Nine [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Forty [Member]
Subsidiaries
Company name	Eni Energy Ashrafi BV
Registered office	The Hague (Netherlands)
Country of operation	Egypt
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Forty [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Forty One [Member]
Subsidiaries
Company name	Eni Energy Australia Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Forty One [Member] | Eni Energy Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Forty Two [Member]
Subsidiaries
Company name	Eni Energy Bonaparte Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Forty Two [Member] | Eni Energy Australia Pty Ltd [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Forty Three [Member]
Subsidiaries
Company name	Eni Energy E&P Holding Netherlands BV
Registered office	The Hague (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Forty Three [Member] | Eni Energy Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Forty Four [Member]
Subsidiaries
Company name	Eni Energy East Ganal BV
Registered office	The Hague (Netherlands)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Forty Four [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Forty Five [Member]
Subsidiaries
Company name	Eni Energy East Sepinggan BV
Registered office	The Hague (Netherlands)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Forty Five [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Forty Six [Member]
Subsidiaries
Company name	Eni Energy Egypt BV
Registered office	The Hague (Netherlands)
Country of operation	Egypt
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Forty Six [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Forty Seven [Member]
Subsidiaries
Company name	Eni Energy Facilities Netherlands BV
Registered office	The Hague (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Forty Seven [Member] | Eni Energy NL BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Forty Eight [Member]
Subsidiaries
Company name	Eni Energy Germany BV
Registered office	The Hague (Netherlands)
Country of operation	Germany
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Forty Eight [Member] | Eni Energy NL BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Forty Nine [Member]
Subsidiaries
Company name	Eni Energy Group Holdings Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Forty Nine [Member] | Eni Energy Group Midco Ltd [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifty [Member]
Subsidiaries
Company name	Eni Energy Group Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifty [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifty One [Member]
Subsidiaries
Company name	Eni Energy Group Midco Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifty One [Member] | Eni Energy Group Ltd [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Two [Member]
Subsidiaries
Company name	Eni Energy Holding Netherlands BV
Registered office	The Hague (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Two [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Three [Member]
Subsidiaries
Company name	Eni Energy Hydrogen BV
Registered office	The Hague (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Three [Member] | Eni Energy NL BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Four [Member]
Subsidiaries
Company name	Eni Energy Jakarta BV
Registered office	The Hague (Netherlands)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Four [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Five [Member]
Subsidiaries
Company name	Eni Energy Muara Bakau BV
Registered office	The Hague (Netherlands)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Five [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Six [Member]
Subsidiaries
Company name	Eni Energy Netherlands Administration BV
Registered office	The Hague (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Six [Member] | Eni Energy NL BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Seven [Member]
Subsidiaries
Company name	Eni Energy Netherlands BV
Registered office	The Hague (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Seven [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Eight [Member]
Subsidiaries
Company name	Eni Energy North Ganal BV
Registered office	The Hague (Netherlands)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Eight [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Nine [Member]
Subsidiaries
Company name	Eni Energy North West El Amal BV
Registered office	The Hague (Netherlands)
Country of operation	Egypt
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Fifty Nine [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixty [Member]
Subsidiaries
Company name	Eni Energy Participation Netherlands BV
Registered office	The Hague (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixty [Member] | Eni Energy NL BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixty One [Member]
Subsidiaries
Company name	Eni Energy Russia BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixty One [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Two [Member]
Subsidiaries
Company name	Eni Energy Touat Holding BV
Registered office	The Hague (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Two [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Three [Member]
Subsidiaries
Company name	Eni Energy West Ganal BV
Registered office	The Hague (Netherlands)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Three [Member] | Eni Energy Exploration and Production Holding Netherlands BV [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Four [Member]
Subsidiaries
Company name	Eni Exploration & Production Holding BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Five [Member]
Subsidiaries
Company name	Eni Ganal Deepwater Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Five [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Six [Member]
Subsidiaries
Company name	Eni Ganal Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Six [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Seven [Member]
Subsidiaries
Company name	Eni Gas & Power LNG Australia BV
Registered office	Amsterdam (Netherlands)
Country of operation	Australia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Seven [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Eight [Member]
Subsidiaries
Company name	Eni Ghana Exploration and Production Ltd
Registered office	Accra (Ghana)
Country of operation	Ghana
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Nine [Member]
Subsidiaries
Company name	Eni GoM Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Sixty Nine [Member] | Eni Marketing Inc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Seventy [Member]
Subsidiaries
Company name	Eni Hewett Ltd
Registered office	Aberdeen (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventy [Member] | Eni UK Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Seventy One [Member]
Subsidiaries
Company name	Eni In Amenas Ltd
Registered office	Aberdeen (United Kingdom)
Country of operation	Algeria
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventy One [Member] | Eni Algeria Expl.BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Two [Member]
Subsidiaries
Company name	Eni In Salah Ltd
Registered office	Nassau (Bahamas)
Country of operation	Algeria
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Two [Member] | Eni Algeria Expl.BV
Subsidiaries
% Ownership	39.52%
Foreign (outside Italy) | Subsidiaries Seventy Two [Member] | Eni IS Exploration Ltd
Subsidiaries
% Ownership	60.48%
Foreign (outside Italy) | Subsidiaries Seventy Three [Member]
Subsidiaries
Company name	Eni Indonesia Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Three [Member] | Eni ULX Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Four [Member]
Subsidiaries
Company name	Eni Indonesia Ots 1 Ltd
Registered office	George Town (Cayman Islands)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Four [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Five [Member]
Subsidiaries
Company name	Eni International NA NV Sàrl
Registered office	Luxembourg (Luxembourg)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Six [Member]
Subsidiaries
Company name	Eni Investments Plc
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Six [Member] | ENI SpA
Subsidiaries
% Ownership	99.99%
Foreign (outside Italy) | Subsidiaries Seventy Seven [Member]
Subsidiaries
Company name	Eni Iraq BV
Registered office	Amsterdam (Netherlands)
Country of operation	Iraq
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Seven [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Eight [Member]
Subsidiaries
Company name	Eni IS Exploration Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Eight [Member] | Eni Algeria Expl.BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Nine [Member]
Subsidiaries
Company name	Eni Isatay BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kazakhstan
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Seventy Nine [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Eighty [Member]
Subsidiaries
Company name	Eni JPDA 03-13 Ltd
Registered office	London (United Kingdom)
Country of operation	Australia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighty [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Eighty One [Member]
Subsidiaries
Company name	Eni JPDA 06-105 Pty Ltd
Registered office	Perth (Australia)
Country of operation	Australia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighty One [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Two [Member]
Subsidiaries
Company name	Eni Kenya BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kenya
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Two [Member] | Eni Netherlands Hold. BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Three [Member]
Subsidiaries
Company name	Eni Lasmo Plc
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Three [Member] | Eni Investments Plc
Subsidiaries
% Ownership	99.99%
Foreign (outside Italy) | Subsidiaries Eighty Four [Member]
Subsidiaries
Company name	Eni LNS Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Four [Member] | Eni UK Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Five [Member]
Subsidiaries
Company name	Eni Makassar Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Five [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Six [Member]
Subsidiaries
Company name	Eni Marketing Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Six [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Seven [Member]
Subsidiaries
Company name	Eni México S. de RL de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Seven [Member] | Eni International BV
Subsidiaries
% Ownership	99.69%
Foreign (outside Italy) | Subsidiaries Eighty Seven [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.31%
Foreign (outside Italy) | Subsidiaries Eighty Eight [Member]
Subsidiaries
Company name	Eni Middle East Ltd
Registered office	London (United Kingdom)
Country of operation	United Arab Emirates
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Eight [Member] | Eni ULT Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Nine [Member]
Subsidiaries
Company name	Eni Mozambique LNG Holding BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Eighty Nine [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Ninety [Member]
Subsidiaries
Company name	Eni Muara Bakau BV
Registered office	Amsterdam (Netherlands)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ninety [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Ninety One [Member]
Subsidiaries
Company name	Eni Natural Energies Congo SAU
Registered office	Pointe-Noire (Republic of the Congo)
Country of operation	Republic of the Congo
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ninety One [Member] | Eni Natural Energies SpA [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Two [Member]
Subsidiaries
Company name	Eni Natural Energies Côte d'Ivoire SA
Registered office	Abidjan (Ivory Coast)
Country of operation	Ivory Coast
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Two [Member] | Eni Natural Energies SpA [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Three [Member]
Subsidiaries
Company name	Eni Natural Energies Kenya EPZ Ltd
Registered office	Kinango (Kenya)
Country of operation	Kenya
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Three [Member] | Eni Natural Energies SpA [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Four [Member]
Subsidiaries
Company name	Eni Natural Energies Vietnam Llc
Registered office	Ho Chi Minh City (Vietnam)
Country of operation	Vietnam
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Four [Member] | Eni Natural Energies SpA [Member]
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Five [Member]
Subsidiaries
Company name	Eni North Africa BV
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Six [Member]
Subsidiaries
Company name	Eni North Ganal Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Six [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Seven [Member]
Subsidiaries
Company name	Eni Oil & Gas Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Seven [Member] | Eni America Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Eight [Member]
Subsidiaries
Company name	Eni Oil Algeria Ltd
Registered office	London (United Kingdom)
Country of operation	Algeria
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Eight [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Nine [Member]
Subsidiaries
Company name	Eni Oil Holdings BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Ninety Nine [Member] | Eni ULX Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred [Member]
Subsidiaries
Company name	Eni Oman BV
Registered office	Amsterdam (Netherlands)
Country of operation	Oman
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred One [Member]
Subsidiaries
Company name	Eni Peri Mahakam Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred One [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Two [Member]
Subsidiaries
Company name	Eni Petroleum Co Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Two [Member] | ENI SpA
Subsidiaries
% Ownership	60.06%
Foreign (outside Italy) | Subsidiaries Hundred Two [Member] | Eni International BV
Subsidiaries
% Ownership	39.94%
Foreign (outside Italy) | Subsidiaries Hundred Three [Member]
Subsidiaries
Company name	Eni Petroleum US Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Three [Member] | Eni BB Petroleum Inc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Four [Member]
Subsidiaries
Company name	EniProgetti Egypt Ltd
Registered office	Cairo (Egypt)
Country of operation	Egypt
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Four [Member] | ENI SpA
Subsidiaries
% Ownership	1.00%
Foreign (outside Italy) | Subsidiaries Hundred Four [Member] | EniProgetti SpA
Subsidiaries
% Ownership	99.00%
Foreign (outside Italy) | Subsidiaries Hundred Five [Member]
Subsidiaries
Company name	Eni Qatar BV
Registered office	Amsterdam (Netherlands)
Country of operation	Qatar
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Six [Member]
Subsidiaries
Company name	Eni RAK BV
Registered office	Amsterdam (Netherlands)
Country of operation	United Arab Emirates
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Six [Member] | Eni Netherlands Hold. BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Seven [Member]
Subsidiaries
Company name	Eni Rapak Deepwater Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Seven [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Eight [Member]
Subsidiaries
Company name	Eni Rapak Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Eight [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Nine [Member]
Subsidiaries
Company name	Eni Rovuma Basin BV
Registered office	Amsterdam (Netherlands)
Country of operation	Mozambique
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Nine [Member] | Eni Mozambique LNG Holding BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Ten [Member]
Subsidiaries
Company name	Eni Sharjah BV
Registered office	Amsterdam (Netherlands)
Country of operation	United Arab Emirates
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Ten [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Eleven [Member]
Subsidiaries
Company name	Eni Timor 22-23 BV
Registered office	Amsterdam (Netherlands)
Country of operation	East Timor
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Eleven [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twelve [Member]
Subsidiaries
Company name	Eni TNS Ltd
Registered office	Aberdeen (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twelve [Member] | Eni UK Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirteen [Member]
Subsidiaries
Company name	Eni Trading & Shipping Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirteen [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Fourteen [Member]
Subsidiaries
Company name	Eni Transporte y Suministro México S. de RL de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Fourteen [Member] | Eni International BV
Subsidiaries
% Ownership	99.90%
Foreign (outside Italy) | Subsidiaries Hundred Fourteen [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Foreign (outside Italy) | Subsidiaries Hundred Fifteen [Member]
Subsidiaries
Company name	Eni Tunisia BV
Registered office	Amsterdam (Netherlands)
Country of operation	Tunisia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Fifteen [Member] | Eni Netherlands Hold. BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Sixteen [Member]
Subsidiaries
Company name	Eni Turkmenistan Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Turkmenistan
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Sixteen [Member] | Burren En.(Berm) Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Seventeen [Member]
Subsidiaries
Company name	Eni UHL Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Seventeen [Member] | Eni ULT Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Eighteen [Member]
Subsidiaries
Company name	Eni UK Holding Plc
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Eighteen [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	99.99%
Foreign (outside Italy) | Subsidiaries Hundred Nineteen [Member]
Subsidiaries
Company name	Eni UK Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Nineteen [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty [Member]
Subsidiaries
Company name	Eni ULT Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty One [Member]
Subsidiaries
Company name	Eni ULX Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty One [Member] | Eni ULT Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Two [Member]
Subsidiaries
Company name	Eni US Operating Co Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Two [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Three [Member]
Subsidiaries
Company name	Eni USA Gas Marketing Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Three [Member] | Eni Marketing Inc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Four [Member]
Subsidiaries
Company name	Eni USA Inc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Four [Member] | Eni Oil & Gas Inc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Five [Member]
Subsidiaries
Company name	Eni Venezuela BV
Registered office	Amsterdam (Netherlands)
Country of operation	Venezuela
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Five [Member] | Eni Venezuela E&P Holding
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Six [Member]
Subsidiaries
Company name	Eni Venezuela E&P Holding SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Six [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Seven [Member]
Subsidiaries
Company name	Eni Vietnam BV
Registered office	Amsterdam (Netherlands)
Country of operation	Vietnam
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Seven [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Seven [Member] | ENE Italia
Subsidiaries
% Ownership	0.01%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Eight [Member]
Subsidiaries
Company name	Eni West Ganal Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Eight [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Nine [Member]
Subsidiaries
Company name	Eni West Timor Ltd
Registered office	London (United Kingdom)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Twenty Nine [Member] | Eni Indonesia Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty [Member]
Subsidiaries
Company name	Export LNG Ltd
Registered office	Hong Kong (Hong Kong)
Country of operation	Hong Kong
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty One [Member]
Subsidiaries
Company name	First Calgary Petroleums LP
Registered office	Wilmington (USA)
Country of operation	Algeria
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty One [Member] | Eni Canada Hold. Ltd
Subsidiaries
% Ownership	99.99%
Foreign (outside Italy) | Subsidiaries Hundred Thirty One [Member] | FCP Partner Co ULC
Subsidiaries
% Ownership	0.01%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Two [Member]
Subsidiaries
Company name	First Calgary Petroleums Partner Co ULC
Registered office	Calgary (Canada)
Country of operation	Canada
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Two [Member] | Eni Canada Hold. Ltd
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Three [Member]
Subsidiaries
Company name	Ieoc Production BV
Registered office	Amsterdam (Netherlands)
Country of operation	Egypt
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Three [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Four [Member]
Subsidiaries
Company name	Lasmo Sanga Sanga Ltd
Registered office	Hamilton (Bermuda)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Four [Member] | Eni Lasmo Plc
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Five [Member]
Subsidiaries
Company name	Nigerian Agip Exploration Ltd
Registered office	Abuja (Nigeria)
Country of operation	Nigeria
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Five [Member] | Eni International BV
Subsidiaries
% Ownership	99.99%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Five [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.01%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Six [Member]
Subsidiaries
Company name	Production North Sea Netherlands Ltd
Registered office	Wilmington (USA)
Country of operation	Netherlands
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Six [Member] | Eni Energy NL BV
Subsidiaries
% Ownership	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Seven [Member]
Subsidiaries
Company name	PT Eni Natural Energies Indonesia
Registered office	Jakarta (Indonesia)
Country of operation	Indonesia
% Equity ratio	100.00%
Foreign (outside Italy) | Subsidiaries Hundred Thirty Seven [Member] | Eni Natural Energies SpA [Member]
Subsidiaries
% Ownership	99.99%